REGULATORY MATTERS (Tables)	12 Months Ended
Jun. 30, 2015
Regulatory Matters [Abstract]
Schedule of Bank's actual capital amounts and ratios
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(In thousands)
As of June 30, 2015:
Tangible Equity Capital (to Tangible Assets)	$41,201	8.70%	$7,102	2.00%	N/A	N/A
Tier 1 Capital (to Adjusted Total Assets)	41,201	8.70	18,938	4.00	$23,672	5.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	41,201	14.41	12,868	4.50	18,587	6.50
Tier 1 Capital (to Risk-Weighted Assets)	41,201	14.41	17,157	6.00	22,876	8.00
Total Capital (to Risk-Weighted Assets)	43,398	15.18	22,876	8.00	28,595	10.00

As of June 30, 2014:
Tangible Equity Capital (to Tangible Assets)	$40,093	8.87%	$6,781	2.00%	N/A	N/A
Tier 1 Capital (to Adjusted Total Assets)	40,093	8.87	18,083	4.00	$22,604	5.00%
Tier 1 Capital (to Risk-Weighted Assets)	40,093	17.62	9,099	4.00	13,649	6.00
Total Capital (to Risk-Weighted Assets)	42,494	18.68	18,199	8.00	22,749	10.00

Schedule of reconciliation of the Company's total consolidated equity to the capital amounts for the Bank reflected

	June 30,
	2015	2014
	(In thousands)
Total consolidated equity	$51,744	$51,451
Adjustments:
Equity capital of PSB Holdings, Inc.	(3,672)	(4,052)
Intangible assets	(5,390)	(5,791)
Disallowed servicing assets	-	(9)
Disallowed deferred tax assets	(1,675)	(1,731)
Unrealized losses on available-for-sale securities	194	225
Tier 1 and Common Equity Tier 1 Capital	41,201	40,093
Allowance for loan losses and off-balance sheet reserves	2,197	2,401
Total Risk-Based capital	$43,398	$42,494